EMPLOYMENT AND CONSULTING AGREEMENTS (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2016	Sep. 30, 2015	Jun. 01, 2015
Employment And Consulting Agreements Details Narrative
Consulting expense under the agreements	$ 29,000	$ 460,000	$ 348,000
Consulting expense	$ 4,000	$ 48,000	$ 48,000
Purchase of common stock for the grant of options				500,000